FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
Financial Instruments
Cash	$ 4,682,221	$ 6,804,579	$ 8,858,247
Accounts Receivable	1,596,912	1,642,990	2,109,424
Notes Receivable	9,803,604	2,449,122	1,430,526
Prepaid expenses and other assets	864,009	420,336	392,787
Total	$ 16,946,746	$ 11,317,027	$ 12,790,984